Related party disclosures - Summary of Compensation for the Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	€ 348	€ 282	€ 309
Travel expenses	15	4	107
Payment Exit arrangement		2,394
Share-based compensation expense	1,751	1,436
Total cash compensation	2,114	4,116	416
Peter Chambre
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	80	140	300
Travel expenses	0	4	87
Payment Exit arrangement		2,394
Share-based compensation expense	1,143	1,046
Total cash compensation	1,223	3,584	387
Friedrich von Bohlen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	20
Travel expenses	1
Share-based compensation expense	30
Total cash compensation	51
Harald F.Stock
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation		16	9
Travel expenses		0	20
Payment Exit arrangement		0
Share-based compensation expense		0
Total cash compensation		16	€ 29
Michael G. Atieh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	55	28
Travel expenses	10	0
Payment Exit arrangement		0
Share-based compensation expense	114	70
Total cash compensation	179	98
Paul Carter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	53	26
Travel expenses	0	0
Payment Exit arrangement		0
Share-based compensation expense	114	70
Total cash compensation	167	96
Heather I. Mason
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	20
Travel expenses	3	0
Payment Exit arrangement		0
Share-based compensation expense	114	70
Total cash compensation	157	90
Adam Stone
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	20
Travel expenses	0	0
Payment Exit arrangement		0
Share-based compensation expense	114	70
Total cash compensation	154	90
Christoph Hettich
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	20	20
Travel expenses	0	0
Payment Exit arrangement		0
Share-based compensation expense	0	70
Total cash compensation	20	90
Eliot Forster
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	40	12
Travel expenses	1	0
Payment Exit arrangement		0
Share-based compensation expense	122	40
Total cash compensation	€ 163	€ 52